SCHEDULE OF FAIR VALUE OF DEBT (Details) - USD ($) $ in Thousands	Jan. 05, 2022	Jun. 24, 2021
Short-Term Debt [Line Items]
Total	$ 180	$ 350
Conversion Component [Member]
Short-Term Debt [Line Items]
Total	48	117
Warrants [Member]
Short-Term Debt [Line Items]
Total	100	172
Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	$ 32	$ 61